Vessel Operating Expenses (Details) (USD $)	9 Months Ended
Mar. 31, 2014
Vessel Operating Expenses.
Crew wages and related costs	$ 5,306,441
Spares and stores	1,395,287
Lubricants	480,279
Insurance	566,021
Repairs and maintenance costs	502,424
Miscellaneous expenses	144,507
Total	$ 8,394,959